Long-Term Debt - Company's credit facilities and related balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2020
Debt Instrument [Line Items]
Total principal	$ 35,130			$ 13,495
Less debt issuance costs	(439)			(459)
Long-term debt, net	34,691			13,036
Current maturities:
Current maturities of principal	12,273			1,030
Less current portion of debt issuance costs	(294)			(164)
Current maturities of long-term debt, net	11,979			866
Long-term debt:
Non-current principal	22,857			12,465
Non-current portion of debt issuance costs	(145)			(295)
Long-term debt, net	22,712			12,170
Mortgage loan agreements
Debt Instrument [Line Items]
Total principal	7,380			5,423
Equipment financing loan
Debt Instrument [Line Items]
Total principal	5,067		$ 1,998	1,007	$ 3,250
Retail facility
Debt Instrument [Line Items]
Total principal	1,904
Loan and security agreement
Debt Instrument [Line Items]
Total principal				6,500
Credit facility
Debt Instrument [Line Items]
Total principal	8,000	$ 25,000
Promissory note
Debt Instrument [Line Items]
Total principal	10,000
Notes payable
Debt Instrument [Line Items]
Total principal	$ 2,779			$ 565